Note 12 - Inventories (Detail) - Inventories (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 449,772	$ 308,440
Finished goods	1,629,809	1,657,067
	2,079,581	1,965,507
Allowance for inventory obsolescence	(231,029)	(83,758)
Additional provision	(111,575)	(39,120)
Translation difference	(35,696)	7,087
	1,848,552	1,881,749
Balance at Beginning of Year [Member]
Allowance for inventory obsolescence	(83,758)	(51,725)
Balance at End of Year [Member]
Allowance for inventory obsolescence	$ (231,029)	$ (83,758)